SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Report Information

The financial information of this reportable segment for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Residential	9,170,835	9,376,266	9,779,218
Personal mobility	7,644,515	7,848,610	8,430,890
SMEs/Corporate	6,485,898	7,606,598	7,973,893
Other services and businesses	255,692	332,078	257,090

Net operating revenue	23,556,940	25,163,552	26,441,091

Operating expenses
Depreciation and amortization	(5,803,487)	(6,128,402)	(5,996,157)
Interconnection	(771,212)	(1,141,786)	(1,757,277)
Personnel	(2,749,038)	(2,750,323)	(2,618,139)
Third-party services	(6,149,189)	(6,243,623)	(6,154,900)
Network maintenance services	(1,235,760)	(1,501,701)	(1,860,646)
Handset and other costs	(214,102)	(252,265)	(226,826)
Advertising and publicity	(410,495)	(427,463)	(379,537)
Rentals and Insurance	(4,152,521)	(4,284,672)	(3,553,881)
Provisions/reversals	(143,517)	(1,056,436)	(1,836,380)
Allowance for doubtful accounts	(740,575)	(622,527)	(692,935)
Impairment losses		(225,512)	(501,465)
Taxes and other expenses	(277,372)	(399,123)	(961,957)
Other operating income, net	(1,234,477)	(132,211)
Reorganization items, net	(2,371,919)	(9,005,998)

OPERATING INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(2,696,724)	(9,008,490)	(99,009)

FINANCIAL INCOME (EXPENSES)
Financial income	1,331,699	944,611	4,493,042
Financial expenses	(2,075,430)	(4,539,997)	(11,420,837)

PRETAX INCOME	(3,440,455)	(12,603,876)	(7,026,804)

Income tax and social contribution	(1,498,216)	(87,379)	(3,202,817)

LOSS FROM CONTINUING OPERATIONS	(4,938,671)	(12,691,255)	(10,229,621)

Reconciliation of Revenue of the segment and Total Consolidated Revenue Information

In the years ended December 31, 2017, 2016 and 2015, the reconciliation of the revenue of the segment Telecommunications in Brazil and total consolidated revenue is as follows:

	2017	2016	2015
Net operating revenue
Revenue related to the reportable segment	23,556,940	25,163,552	26,441,091
Revenue related to other businesses	232,714	832,871	912,674

Consolidated net operating revenue	23,789,654	25,996,423	27,353,765

Reconciliation Between the Profit (loss) Before Financial Income (expenses) and Taxes of the segment Telecommunications in Brazil and Consolidated Profit (loss) Before Financial Income (expenses) and Taxes Information

In the years ended December 31, 2017, 2016 and 2015, the reconciliation between the profit (loss) before taxes of the segment telecommunications in Brazil and the consolidated profit (loss) before taxes is as follows:

	2017	2016	2015
Profit (loss) before taxes
Telecommunications in Brazil	(3,440,455)	(12,603,876)	(7,026,804)
Other businesses	(938,193)	(830,752)	479,688

Consolidated income before taxes	(4,378,648)	(13,434,628)	(6,547,116)

Total Assets, Liabilities and Property, Plant and Equipment and Intangible Assets Per Geographic Market

Total assets, liabilities and property, plant and equipment and intangible assets per geographic market at December 31, 2017 and 2016 are as follows:

	2017
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	66,311,553	80,316,703	26,934,278	9,206,776	4,258,545
Other, primarily Africa	4,675,216	354,127	149,176	48,063	57,947

	2016
	Total assets	Total liabilities	Property, plant and equipment assets	Intangible assets	Capital expenditures on property, plant and equipment and intangible assets
Brazil	68,642,952	78,851,283	25,696,473	10,353,896	3,120,854
Other, primarily Africa	5,403,903	544,865	383,359	157,163	142,717